SUBSEQUENT EVENTS (Detail Textuals) - shares	1 Months Ended	6 Months Ended
	Aug. 29, 2022	Jun. 30, 2022
Subsequent Event [Line Items]
Number of shares granted during the period		528,398
Subsequent Event
Subsequent Event [Line Items]
Number of shares granted during the period	33,138